Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.99%
Advertising–0.47%
Fluent, Inc.(b)	9,900	$18,018
National CineMedia, Inc.	11,150	27,541
		45,559
Aerospace & Defense–0.09%
Astronics Corp.(b)	1,000	8,700
Agricultural & Farm Machinery–0.55%
AGCO Corp.	800	52,504
Alternative Carriers–0.05%
CenturyLink, Inc.	450	4,343
Aluminum–0.26%
Alcoa Corp.(b)	600	7,800
Arconic Corp.(b)	1,050	17,105
		24,905
Apparel Retail–0.17%
Cato Corp. (The), Class A	750	5,393
Tilly’s, Inc., Class A	1,750	10,517
		15,910
Apparel, Accessories & Luxury Goods–0.15%
Kontoor Brands, Inc.	750	14,370
Application Software–2.07%
Cerence, Inc.(b)	1,050	41,643
Citrix Systems, Inc.	250	35,690
Digital Turbine, Inc.(b)	5,400	74,952
Intelligent Systems Corp.(b)	1,550	46,996
		199,281
Asset Management & Custody Banks–0.88%
Ameriprise Financial, Inc.	50	7,682
Brightsphere Investment Group, Inc.	1,250	16,800
Sculptor Capital Management, Inc.	2,650	32,939
Victory Capital Holdings, Inc., Class A	1,550	27,512
		84,933
Auto Parts & Equipment–0.97%
Adient PLC(b)	400	6,656
American Axle & Manufacturing Holdings, Inc.(b)	3,600	25,416
Dana, Inc.(b)	550	6,286
Garrett Motion, Inc. (Switzerland)(b)	3,250	19,110
Stoneridge, Inc.(b)	1,400	29,008
XPEL, Inc.(b)(c)	400	6,732
		93,208
Automobile Manufacturers–0.37%
Tesla, Inc.(b)	10	14,308
Winnebago Industries, Inc.	350	21,143
		35,451
Automotive Retail–0.23%
Camping World Holdings, Inc., Class A	600	21,972
Shares		Value
Biotechnology–6.12%
Alexion Pharmaceuticals, Inc.(b)	50	$5,125
Aravive, Inc.(b)	2,350	13,842
Arcturus Therapeutics Holdings, Inc.(b)	750	39,172
Arena Pharmaceuticals, Inc.(b)	250	15,348
Biogen, Inc.(b)	100	27,469
BioSpecifics Technologies Corp.(b)	500	31,330
Catalyst Pharmaceuticals, Inc.(b)	2,150	9,245
ChemoCentryx, Inc.(b)	850	44,803
Coherus Biosciences, Inc.(b)	1,550	27,264
Eagle Pharmaceuticals, Inc.(b)	950	44,070
Enanta Pharmaceuticals, Inc.(b)	850	38,972
Ideaya Biosciences, Inc.(b)	800	10,088
ImmunoGen, Inc.(b)	2,000	8,220
Inovio Pharmaceuticals, Inc.(b)	650	12,636
Ironwood Pharmaceuticals, Inc.(b)	3,750	34,387
KalVista Pharmaceuticals, Inc.(b)	1,350	13,271
Molecular Templates, Inc.(b)	1,350	14,810
Myriad Genetics, Inc.(b)	300	3,621
NantKwest, Inc.(b)	3,700	41,366
Neoleukin Therapeutics, Inc.(b)	3,850	37,268
Novavax, Inc.(b)	300	42,930
Pfenex, Inc.(b)	4,200	29,778
Vanda Pharmaceuticals, Inc.(b)	1,900	19,152
Veracyte, Inc.(b)	400	14,268
XBiotech, Inc.(b)	650	9,451
		587,886
Building Products–1.50%
Alpha Pro Tech Ltd.(b)	2,350	51,159
Builders FirstSource, Inc.(b)	3,100	73,439
Carrier Global Corp.	700	19,068
		143,666
Cable & Satellite–0.59%
Altice USA, Inc., Class A(b)	1,750	47,233
MSG Networks, Inc., Class A(b)	1,000	9,530
		56,763
Coal & Consumable Fuels–0.58%
Arch Resources, Inc.	300	9,306
CONSOL Energy, Inc.(b)	1,300	7,644
Hallador Energy Co.	6,300	3,979
NACCO Industries, Inc., Class A	1,100	24,024
Peabody Energy Corp.	3,400	10,608
		55,561
Commercial Printing–0.51%
Cimpress PLC (Ireland)(b)	250	25,000
Ennis, Inc.	1,400	24,220
		49,220
Commodity Chemicals–0.35%
Tronox Holdings PLC, Class A	4,450	33,909
Communications Equipment–1.18%
Ciena Corp.(b)	900	53,559

See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Communications Equipment–(continued)
Comtech Telecommunications Corp.	1,850	$30,377
Digi International, Inc.(b)	550	6,666
PC-Tel, Inc.	3,500	22,925
		113,527
Computer & Electronics Retail–1.52%
Best Buy Co., Inc.	550	54,774
Rent-A-Center, Inc.	3,150	91,098
		145,872
Construction & Engineering–1.42%
Great Lakes Dredge & Dock Corp.(b)	6,900	57,684
HC2 Holdings, Inc.(b)	1,700	4,607
MasTec, Inc.(b)	1,650	65,637
Orion Group Holdings, Inc.(b)	3,100	8,928
		136,856
Construction Machinery & Heavy Trucks–0.81%
Commercial Vehicle Group, Inc.(b)	5,150	12,051
Meritor, Inc.(b)	2,250	51,187
REV Group, Inc.	2,200	14,300
		77,538
Construction Materials–0.09%
Forterra, Inc.(b)	700	9,093
Consumer Electronics–0.38%
Sonos, Inc.(b)	250	4,000
Universal Electronics, Inc.(b)	700	32,249
		36,249
Consumer Finance–1.83%
Curo Group Holdings Corp.	4,400	30,756
Enova International, Inc.(b)	550	8,849
Navient Corp.	11,700	93,132
Nelnet, Inc., Class A	250	14,500
OneMain Holdings, Inc.	1,000	28,700
		175,937
Data Processing & Outsourced Services–1.10%
Cardtronics PLC, Class A(b)	1,400	31,262
Western Union Co. (The)	3,050	74,054
		105,316
Department Stores–0.04%
Dillard’s, Inc., Class A	150	3,533
Diversified Banks–0.30%
JPMorgan Chase & Co.	300	28,992
Drug Retail–0.06%
Rite Aid Corp.(b)	350	5,306
Education Services–0.05%
Perdoceo Education Corp.(b)	350	5,040
Electric Utilities–0.77%
Edison International	1,000	55,670
Genie Energy Ltd., Class B	2,200	17,886
		73,556
Electrical Components & Equipment–0.94%
Atkore International Group, Inc.(b)	1,200	32,004
Shares		Value
Electrical Components & Equipment–(continued)
Eaton Corp. PLC	150	$13,970
Generac Holdings, Inc.(b)	50	7,879
GrafTech International Ltd.	3,850	23,369
LSI Industries, Inc.	2,200	12,892
		90,114
Electronic Components–0.13%
Bel Fuse, Inc., Class B	1,050	12,810
Electronic Equipment & Instruments–1.23%
Coda Octopus Group, Inc.(b)	1,350	7,790
Intellicheck, Inc.(b)	2,600	19,032
Napco Security Technologies, Inc.(b)	800	21,104
Zebra Technologies Corp., Class A(b)	250	70,187
		118,113
Electronic Manufacturing Services–0.34%
Jabil, Inc.	950	33,117
Environmental & Facilities Services–0.23%
CECO Environmental Corp.(b)	3,250	21,775
Fertilizers & Agricultural Chemicals–0.82%
CF Industries Holdings, Inc.	2,500	78,325
Food Distributors–0.07%
United Natural Foods, Inc.(b)	350	6,948
Food Retail–0.41%
Kroger Co. (The)	500	17,395
Natural Grocers by Vitamin Cottage, Inc.	1,400	22,162
		39,557
Footwear–0.71%
Deckers Outdoor Corp.(b)	200	41,850
Rocky Brands, Inc.	1,150	26,163
		68,013
General Merchandise Stores–0.69%
Big Lots, Inc.	250	9,835
Target Corp.	450	56,646
		66,481
Gold–0.91%
B2Gold Corp. (Canada)	1,500	10,350
Coeur Mining, Inc.(b)	2,750	21,807
Kinross Gold Corp. (Canada)(b)	2,800	26,236
Yamana Gold, Inc. (Canada)	4,400	28,644
		87,037
Health Care Distributors–1.47%
Cardinal Health, Inc.	100	5,462
McKesson Corp.	500	75,080
Owens & Minor, Inc.	3,750	60,300
		140,842
Health Care Equipment–2.34%
FONAR Corp.(b)	950	23,389
GenMark Diagnostics, Inc.(b)	500	8,930
iRadimed Corp.(b)	1,850	41,218
Mesa Laboratories, Inc.	100	23,694
Novocure Ltd.(b)	700	53,053
Repro-Med Systems, Inc.(b)	3,250	33,897
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Health Care Equipment–(continued)
Zynex, Inc.(b)	2,100	$40,152
		224,333
Health Care Facilities–1.61%
Community Health Systems, Inc.(b)	11,200	55,776
Joint Corp. (The)(b)	1,700	24,548
Tenet Healthcare Corp.(b)	2,800	74,032
		154,356
Health Care REITs–0.26%
CareTrust REIT, Inc.	1,100	19,822
New Senior Investment Group, Inc.	1,650	5,610
		25,432
Health Care Services–1.81%
Amedisys, Inc.(b)	200	46,832
Cross Country Healthcare, Inc.(b)	2,100	13,618
DaVita, Inc.(b)	400	34,956
Fulgent Genetics, Inc.(b)	2,650	69,827
Psychemedics Corp.	1,850	8,529
		173,762
Health Care Supplies–1.03%
Quidel Corp.(b)	50	14,123
Retractable Technologies, Inc.(b)	3,200	38,304
STAAR Surgical Co.(b)	800	46,552
		98,979
Health Care Technology–1.15%
iCAD, Inc.(b)	2,850	26,277
Simulations Plus, Inc.	1,200	84,480
		110,757
Home Furnishings–0.63%
Purple Innovation, Inc.(b)	2,500	60,925
Homebuilding–0.62%
Installed Building Products, Inc.(b)	750	59,333
Homefurnishing Retail–0.60%
Aaron’s, Inc.	550	28,699
RH(b)	100	28,743
		57,442
Hotel & Resort REITs–0.08%
Braemar Hotels & Resorts, Inc.	3,100	7,564
Household Appliances–0.17%
Whirlpool Corp.	100	16,312
Housewares & Specialties–0.17%
Newell Brands, Inc.	1,000	16,400
Human Resource & Employment Services–0.44%
Barrett Business Services, Inc.	150	7,902
Mastech Digital, Inc.(b)	1,600	34,400
		42,302
Industrial Conglomerates–0.42%
Carlisle Cos., Inc.	50	5,954
General Electric Co.	5,700	34,599
		40,553
Shares		Value
Industrial Machinery–0.43%
LB Foster Co., Class A(b)	1,850	$26,011
Otis Worldwide Corp.	250	15,685
		41,696
Industrial REITs–1.49%
Industrial Logistics Properties Trust	3,300	69,663
Innovative Industrial Properties, Inc.	550	57,326
Plymouth Industrial REIT, Inc.	1,250	16,588
		143,577
Insurance Brokers–0.18%
eHealth, Inc.(b)	250	17,285
Integrated Telecommunication Services–0.25%
IDT Corp., Class B(b)	3,750	24,413
Interactive Home Entertainment–1.88%
Activision Blizzard, Inc.	500	41,315
Electronic Arts, Inc.(b)	300	42,486
Glu Mobile, Inc.(b)	4,750	44,840
Zynga, Inc., Class A(b)	5,300	52,099
		180,740
Interactive Media & Services–1.20%
DHI Group, Inc.(b)	9,150	22,875
EverQuote, Inc., Class A(b)	1,400	76,230
Travelzoo(b)	2,600	15,938
		115,043
Internet & Direct Marketing Retail–2.43%
1-800-Flowers.com, Inc., Class A(b)	1,150	32,487
CarParts.com, Inc.(b)	1,300	17,869
eBay, Inc.	950	52,516
Stamps.com, Inc.(b)	500	130,140
		233,012
Internet Services & Infrastructure–0.51%
Endurance International Group Holdings, Inc.(b)	5,600	31,752
Limelight Networks, Inc.(b)	2,800	17,556
		49,308
Investment Banking & Brokerage–0.07%
BGC Partners, Inc., Class A	2,300	6,371
IT Consulting & Other Services–0.50%
International Business Machines Corp.	50	6,147
Leidos Holdings, Inc.	350	33,306
Unisys Corp.(b)	750	8,918
		48,371
Leisure Products–0.94%
Nautilus, Inc.(b)	3,350	34,941
Vista Outdoor, Inc.(b)	3,250	55,737
		90,678
Life & Health Insurance–1.06%
American Equity Investment Life Holding Co.	1,000	25,450
Brighthouse Financial, Inc.(b)	2,700	76,518
		101,968
Life Sciences Tools & Services–1.19%
Champions Oncology, Inc.(b)	2,800	24,472
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Medpace Holdings, Inc.(b)	750	$89,512
		113,984
Marine–0.06%
Costamare, Inc. (Monaco)	1,200	5,460
Metal & Glass Containers–0.05%
Berry Global Group, Inc.(b)	100	4,999
Movies & Entertainment–0.15%
Madison Square Garden Entertainment Corp.(b)	200	14,172
Oil & Gas Drilling–0.07%
Nabors Industries Ltd.	150	6,362
Oil & Gas Equipment & Services–0.41%
DMC Global, Inc.	1,350	39,663
Oil & Gas Exploration & Production–0.78%
Bonanza Creek Energy, Inc.(b)	1,150	20,919
CNX Resources Corp.(b)	500	4,825
EQT Corp.	350	5,082
Evolution Petroleum Corp.	6,650	17,423
W&T Offshore, Inc.(b)	11,850	26,781
		75,030
Oil & Gas Refining & Marketing–0.41%
Adams Resources & Energy, Inc.	700	14,819
World Fuel Services Corp.	1,050	24,707
		39,526
Oil & Gas Storage & Transportation–1.03%
Ardmore Shipping Corp. (Ireland)	2,950	12,125
Dorian LPG Ltd.(b)	4,800	40,992
Nordic American Tankers Ltd.	6,050	27,527
Teekay Tankers Ltd., Class A (Bermuda)(b)	1,200	17,964
		98,608
Packaged Foods & Meats–0.48%
Campbell Soup Co.	250	12,393
Hain Celestial Group, Inc. (The)(b)	250	8,495
Seneca Foods Corp., Class A(b)	200	7,836
TreeHouse Foods, Inc.(b)	400	17,528
		46,252
Paper Products–0.25%
Domtar Corp.	1,150	24,139
Pharmaceuticals–3.23%
AMAG Pharmaceuticals, Inc.(b)	1,900	18,154
Arvinas, Inc.(b)	300	9,450
Cerecor, Inc.(b)	6,300	17,199
Chiasma, Inc.(b)	3,950	17,262
Corcept Therapeutics, Inc.(b)	4,800	71,760
Durect Corp.(b)	2,300	4,508
Endo International PLC(b)	5,250	18,270
Harrow Health, Inc.(b)	2,850	15,618
Horizon Therapeutics PLC(b)	150	9,179
Innoviva, Inc.(b)	4,000	54,180
Lannett Co., Inc.(b)	4,000	23,800
Pacira BioSciences, Inc.(b)	750	39,457
SIGA Technologies, Inc.(b)	1,800	11,556
		310,393
Shares		Value
Property & Casualty Insurance–0.44%
Allstate Corp. (The)	450	$42,476
Real Estate Development–0.24%
Maui Land & Pineapple Co., Inc.(b)	2,200	22,902
Real Estate Services–0.39%
Altisource Portfolio Solutions S.A.(b)	1,700	22,831
Newmark Group, Inc., Class A	3,600	14,652
		37,483
Regional Banks–4.68%
ACNB Corp.	750	15,450
Bancorp, Inc. (The)(b)	2,950	27,818
Bank of Commerce Holdings	700	5,285
Bank of Marin Bancorp	200	6,282
C&F Financial Corp.	350	10,273
Customers Bancorp, Inc.(b)	4,550	53,917
Eagle Bancorp Montana, Inc.	650	10,043
First Business Financial Services, Inc.	800	11,896
First Financial Northwest, Inc.	1,450	13,195
First Internet Bancorp	1,000	14,650
Hawthorn Bancshares, Inc.	200	3,304
Hilltop Holdings, Inc.	6,850	133,369
Investors Bancorp, Inc.	6,100	49,532
Metropolitan Bank Holding Corp.(b)	200	5,916
MVB Financial Corp.	600	7,932
OFG Bancorp (Puerto Rico)	750	9,810
Popular, Inc. (Puerto Rico)	1,900	70,509
		449,181
Research & Consulting Services–0.05%
Nielsen Holdings PLC	350	5,051
Residential REITs–0.87%
Bluerock Residential Growth REIT, Inc.	2,300	16,652
BRT Apartments Corp.	2,650	27,348
Clipper Realty, Inc.	1,650	11,022
Front Yard Residential Corp.	3,250	28,177
		83,199
Semiconductor Equipment–1.65%
Applied Materials, Inc.	900	57,897
Lam Research Corp.	160	60,346
Teradyne, Inc.	450	40,032
		158,275
Semiconductors–4.59%
Cirrus Logic, Inc.(b)	250	17,132
Inphi Corp.(b)	300	39,198
Lattice Semiconductor Corp.(b)	1,000	31,090
NeoPhotonics Corp.(b)	1,150	10,477
NVIDIA Corp.	20	8,492
Qorvo, Inc.(b)	750	96,112
QUALCOMM, Inc.	1,000	105,610
SMART Global Holdings, Inc.(b)	900	25,101
Synaptics, Inc.(b)	1,350	108,027
		441,239
Soft Drinks–0.72%
Coca-Cola Consolidated, Inc.	300	68,868
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Shares		Value
Specialized Consumer Services–0.52%
Collectors Universe, Inc.	1,300	$49,478
Specialized REITs–2.11%
CoreCivic, Inc.	3,400	30,294
Equinix, Inc.	20	15,710
Gaming and Leisure Properties, Inc.	650	23,536
Gladstone Land Corp.	1,050	16,884
Lamar Advertising Co., Class A	50	3,287
Outfront Media, Inc.	1,150	16,571
Safehold, Inc.	450	22,693
SBA Communications Corp., Class A	220	68,539
Weyerhaeuser Co.	200	5,562
		203,076
Specialty Stores–0.93%
Barnes & Noble Education, Inc.(b)	6,950	14,734
Dick’s Sporting Goods, Inc.	350	15,967
Hibbett Sports, Inc.(b)	900	20,871
ODP Corp. (The)	900	19,863
Signet Jewelers Ltd.	1,650	17,721
		89,156
Steel–1.00%
Reliance Steel & Aluminum Co.	350	34,391
Ryerson Holding Corp.(b)	2,750	15,482
Warrior Met Coal, Inc.	2,900	46,168
		96,041
Systems Software–1.32%
Fortinet, Inc.(b)	50	6,915
GlobalSCAPE, Inc.	4,950	47,173
Microsoft Corp.	300	61,503
Oracle Corp.	200	11,090
		126,681
Technology Hardware, Storage & Peripherals–2.13%
Apple, Inc.	60	25,502
Avid Technology, Inc.(b)	4,800	39,504
Diebold Nixdorf, Inc.(b)	6,450	44,957
HP, Inc.	2,050	36,039
Western Digital Corp.	1,350	58,185
		204,187
Shares		Value
Thrifts & Mortgage Finance–3.81%
Federal Agricultural Mortgage Corp., Class C	400	$23,804
FS Bancorp, Inc.	450	17,100
Meta Financial Group, Inc.	800	14,928
Mr. Cooper Group, Inc.(b)	3,900	63,687
New York Community Bancorp, Inc.	9,150	96,349
PennyMac Financial Services, Inc.	2,950	142,367
Severn Bancorp, Inc.	1,200	7,224
		365,459
Tobacco–0.31%
Turning Point Brands, Inc.	900	29,592
Trading Companies & Distributors–2.38%
Foundation Building Materials, Inc.(b)	3,100	42,563
General Finance Corp.(b)	3,000	17,640
GMS, Inc.(b)	2,750	64,432
Herc Holdings, Inc.(b)	950	31,863
Transcat, Inc.(b)	750	20,925
United Rentals, Inc.(b)	250	38,843
Veritiv Corp.(b)	800	12,248
		228,514
Trucking–0.06%
Daseke, Inc.(b)	1,450	6,047
Total Common Stocks & Other Equity Interests (Cost $7,367,148)		8,834,493
Money Market Funds–7.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e)	258,171	258,171
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(d)(e)	183,455	183,565
Invesco Treasury Portfolio, Institutional Class, 0.07%(d)(e)	295,053	295,053
Total Money Market Funds (Cost $736,789)		736,789
TOTAL INVESTMENTS IN SECURITIES–99.66% (Cost $8,103,937)		9,571,282
OTHER ASSETS LESS LIABILITIES—0.34%		32,741
NET ASSETS–100.00%		$9,604,023
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2020 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,553,087	$28,339,474	$(30,634,390)	$-	$-	$258,171	$14,576
Invesco Liquid Assets Portfolio, Institutional Class	1,824,086	20,241,024	(21,884,827)	(177)	3,459	183,565	13,313
Invesco Treasury Portfolio, Institutional Class	2,917,813	32,387,972	(35,010,732)	-	-	295,053	15,864
Total	$7,294,986	$80,968,470	$(87,529,949)	$(177)	$3,459	$736,789	$43,753

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Over-The-Counter Total Return Swap Agreements
Reference Entity	Counterparty	Maturity Date	Floating Rate Index(1)	Payment Frequency	Notional Value	Upfront Payments Paid (Received)	Value(2)(3)	Unrealized Appreciation(2)(3)	Net Value of Reference Entities
Equity Risk
Equity Securities — Short	Morgan Stanley & Co. LLC	04/26/2021	Federal Funds Floating Rate	Monthly	$(8,755,379)	$—	$13,280	$13,280	$(8,730,505)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Fund floating rate.
(2)	Amount includes $(12,617) of dividends payable and financing fees related to the reference entities.
(3)	Swap agreements are collateralized by $50,417 cash held with Morgan Stanley & Co. LLC, the Counterparty.
The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of July 31, 2020.
	Shares	Value	Percentage of Reference Entities
Equity Securities - Short
Advertising
Boston Omaha Corp., Class A	(1,300)	$ (20,670)	0.24
comScore, Inc.	(3,150)	(9,450)	0.12
		(30,120)
Aerospace & Defense
AeroVironment, Inc.	(200)	(15,310)	0.17
Axon Enterprise, Inc.	(250)	(20,783)	0.25
Boeing Co. (The)	(700)	(110,600)	1.44
BWX Technologies, Inc.	(350)	(19,082)	0.22
Cubic Corp.	(200)	(8,400)	0.10
L3Harris Technologies, Inc.	(100)	(16,833)	0.20
Spirit AeroSystems Holdings, Inc.	(1,250)	(24,462)	0.33
		(215,470)
Agricultural & Farm Machinery
Lindsay Corp.	(200)	(19,394)	0.23
Agricultural Products
Archer-Daniels-Midland Co.	(750)	(32,123)	0.35
	Shares	Value	Percentage of Reference Entities
Alternative Carriers
Vonage Holdings Corp.	(1,200)	$ (14,340)	0.16
Aluminum
Century Aluminum Co.	(5,850)	(50,954)	0.52
Apparel Retail
Chico’s FAS, Inc.	(7,800)	(9,906)	0.13
Express, Inc.	(5,200)	(5,252)	0.08
Guess?, Inc.	(2,550)	(26,367)	0.31
Urban Outfitters, Inc.	(1,550)	(25,637)	0.28
		(67,162)
Apparel, Accessories & Luxury Goods
Canada Goose Holdings, Inc.	(2,850)	(63,498)	0.76
Capri Holdings Ltd.	(1,250)	(18,725)	0.23
Fossil Group, Inc.	(2,600)	(8,606)	0.12
Gildan Activewear, Inc.	(1,000)	(17,760)	0.19
lululemon athletica, inc.	(60)	(19,535)	0.22
		(128,124)
Application Software
2U, Inc.	(950)	(44,740)	0.49
Asure Software, Inc.	(2,100)	(13,545)	0.14

See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Application Software—(continued)
Benefitfocus, Inc.	(1,950)	$ (22,835)	0.25
Digimarc Corp.	(1,100)	(15,466)	0.18
Everbridge, Inc.	(150)	(21,420)	0.24
GTY Technology Holdings, Inc.	(2,200)	(7,150)	0.09
Nutanix, Inc., Class A	(3,700)	(82,103)	0.95
Park City Group, Inc.	(1,200)	(5,244)	0.06
Pluralsight, Inc., Class A	(1,550)	(32,813)	0.34
SharpSpring, Inc.	(1,300)	(10,491)	0.12
Splunk, Inc.	(150)	(31,473)	0.35
Veritone, Inc.	(1,600)	(18,112)	0.22
VirnetX Holding Corp.	(3,300)	(17,061)	0.20
		(322,453)
Asset Management & Custody Banks
WisdomTree Investments, Inc.	(1,400)	(5,040)	0.06
Auto Parts & Equipment
Dorman Products, Inc.	(300)	(24,525)	0.25
Fox Factory Holding Corp.	(150)	(13,350)	0.15
Motorcar Parts of America, Inc.	(1,050)	(17,477)	0.20
Veoneer, Inc.	(4,850)	(48,743)	0.70
		(104,095)
Automotive Retail
Carvana Co.	(600)	(92,970)	1.02
Monro, Inc.	(100)	(5,630)	0.07
		(98,600)
Biotechnology
Adamas Pharmaceuticals, Inc.	(4,400)	(10,912)	0.14
ADMA Biologics, Inc.	(6,500)	(23,205)	0.22
Aimmune Therapeutics, Inc.	(200)	(2,642)	0.04
Alnylam Pharmaceuticals, Inc.	(150)	(21,864)	0.27
Bluebird Bio, Inc.	(250)	(15,175)	0.19
Calyxt, Inc.	(1,300)	(5,733)	0.07
Clovis Oncology, Inc.	(750)	(4,343)	0.05
Dynavax Technologies Corp.	(3,100)	(25,141)	0.36
Exact Sciences Corp.	(150)	(14,212)	0.17
Flexion Therapeutics, Inc.	(3,150)	(42,745)	0.47
G1 Therapeutics, Inc.	(600)	(8,802)	0.12
Immunomedics, Inc.	(1,350)	(57,010)	0.67
Insmed, Inc.	(250)	(6,530)	0.08
Invitae Corp.	(2,100)	(61,320)	0.78
Karyopharm Therapeutics, Inc.	(600)	(9,630)	0.13
Kindred Biosciences, Inc.	(1,650)	(5,429)	0.08
La Jolla Pharmaceutical Co.	(1,500)	(5,970)	0.07
PolarityTE, Inc.	(6,750)	(10,665)	0.14
Sage Therapeutics, Inc.	(250)	(11,393)	0.14
Sarepta Therapeutics, Inc.	(300)	(46,056)	0.56
Solid Biosciences, Inc.	(7,200)	(18,936)	0.23
Sorrento Therapeutics, Inc.	(3,950)	(35,234)	0.36
	Shares	Value	Percentage of Reference Entities
Biotechnology—(continued)
Tyme Technologies, Inc.	(11,450)	$ (13,625)	0.17
Ultragenyx Pharmaceutical, Inc.	(750)	(58,620)	0.71
UroGen Pharma Ltd.	(900)	(19,881)	0.25
		(535,073)
Brewers
Boston Beer Co., Inc. (The) Class A	(20)	(16,209)	0.15
Broadcasting
EW Scripps Co. (The) Class A	(900)	(10,242)	0.11
Building Products
Caesarstone Ltd.	(3,650)	(41,866)	0.45
Insteel Industries, Inc.	(200)	(3,728)	0.05
Lennox International, Inc.	(150)	(40,221)	0.44
		(85,815)
Commodity Chemicals
Loop Industries, Inc.	(850)	(8,747)	0.09
Trecora Resources	(1,550)	(8,912)	0.11
		(17,659)
Communications Equipment
Applied Optoelectronics, Inc.	(2,750)	(39,077)	0.45
EMCORE Corp.	(1,450)	(5,075)	0.05
Infinera Corp.	(2,550)	(20,119)	0.22
Plantronics, Inc.	(450)	(8,996)	0.10
TESSCO Technologies, Inc.	(850)	(5,236)	0.06
ViaSat, Inc.	(500)	(18,980)	0.22
		(97,483)
Construction & Engineering
Ameresco, Inc., Class A	(1,250)	(34,600)	0.41
Argan, Inc.	(950)	(40,755)	0.50
Granite Construction, Inc.	(800)	(13,568)	0.17
		(88,923)
Construction Machinery & Heavy Trucks
Greenbrier Cos., Inc. (The)	(1,550)	(39,882)	0.46
Trinity Industries, Inc.	(1,700)	(33,201)	0.41
Twin Disc, Inc.	(1,800)	(10,548)	0.12
		(83,631)
Construction Materials
US Concrete, Inc.	(1,150)	(28,543)	0.34
Consumer Electronics
ZAGG, Inc.	(4,700)	(13,395)	0.16
Consumer Finance
Credit Acceptance Corp.	(160)	(74,870)	0.82
EZCORP, Inc. Class A	(5,150)	(29,458)	0.35
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Consumer Finance—(continued)
Green Dot Corp., Class A	(850)	$ (43,087)	0.51
		(147,415)
Diversified Banks
Bank of NT Butterfield & Son Ltd. (The)	(4,850)	(126,245)	1.40
Diversified Support Services
Healthcare Services Group, Inc.	(950)	(24,881)	0.28
Ritchie Bros. Auctioneers, Inc.	(600)	(27,768)	0.31
		(52,649)
Education Services
Chegg, Inc.	(600)	(48,582)	0.52
Electrical Components & Equipment
American Superconductor Corp.	(3,950)	(36,735)	0.43
Electronic Components
Akoustis Technologies, Inc.	(6,250)	(49,625)	0.58
Corning, Inc.	(800)	(24,800)	0.27
		(74,425)
Electronic Equipment & Instruments
Coherent, Inc.	(300)	(41,649)	0.45
Iteris, Inc.	(4,300)	(19,952)	0.22
Novanta, Inc.	(200)	(20,736)	0.24
PAR Technology Corp.	(2,300)	(70,748)	0.82
		(153,085)
Electronic Manufacturing Services
IPG Photonics Corp.	(500)	(89,505)	1.02
Environmental & Facilities Services
Harsco Corp.	(4,800)	(76,608)	0.82
Team, Inc.	(4,500)	(17,775)	0.21
		(94,383)
Food Distributors
Andersons, Inc. (The)	(1,650)	(23,463)	0.26
Chefs’ Warehouse, Inc. (The)	(450)	(5,189)	0.07
HF Foods Group, Inc.	(1,700)	(15,062)	0.17
		(43,714)
Gas Utilities
New Jersey Resources Corp.	(150)	(4,659)	0.05
Gold
Agnico Eagle Mines Ltd.	(900)	(71,541)	0.72
Kirkland Lake Gold Ltd.	(650)	(35,490)	0.36
		(107,031)
Health Care Equipment
ABIOMED, Inc.	(250)	(74,985)	0.85
	Shares	Value	Percentage of Reference Entities
Health Care Equipment—(continued)
AxoGen, Inc.	(4,350)	$ (49,459)	0.61
Becton, Dickinson and Co.	(50)	(14,067)	0.16
Cantel Medical Corp.	(850)	(40,162)	0.50
CryoPort, Inc.	(1,050)	(34,797)	0.43
Glaukos Corp.	(700)	(30,590)	0.32
Inogen, Inc.	(500)	(15,350)	0.20
Insulet Corp.	(300)	(61,008)	0.70
IntriCon Corp.	(1,450)	(15,660)	0.20
Invacare Corp.	(900)	(6,336)	0.07
LivaNova PLC	(250)	(11,635)	0.16
Misonix, Inc.	(1,300)	(16,159)	0.21
Nevro Corp.	(450)	(59,832)	0.69
NuVasive, Inc.	(450)	(25,713)	0.30
Oxford Immunotec Global PLC	(3,650)	(47,742)	0.58
Penumbra, Inc.	(350)	(77,668)	0.81
Pulse Biosciences, Inc.	(2,250)	(23,063)	0.29
Pulse Biosciences, Inc.	(139)	(1,023)	0.01
SeaSpine Holdings Corp.	(1,150)	(10,776)	0.13
ViewRay, Inc.	(14,350)	(39,750)	0.40
		(655,775)
Health Care REITs
Diversified Healthcare Trust	(3,100)	(12,075)	0.14
Health Care Services
Enzo Biochem, Inc.	(4,450)	(10,591)	0.13
Guardant Health, Inc.	(350)	(29,813)	0.33
Tivity Health, Inc.	(750)	(9,840)	0.11
		(50,244)
Health Care Supplies
ICU Medical, Inc.	(100)	(18,373)	0.22
Merit Medical Systems, Inc.	(650)	(29,068)	0.31
OrthoPediatrics Corp.	(1,250)	(52,737)	0.59
Sientra, Inc.	(4,700)	(17,860)	0.21
		(118,038)
Health Care Technology
OptimizeRx Corp.	(350)	(4,953)	0.06
Heavy Electrical Equipment
TPI Composites, Inc.	(2,050)	(52,439)	0.67
Home Furnishings
Lovesac Co. (The)	(900)	(28,602)	0.31
Mohawk Industries, Inc.	(400)	(31,940)	0.38
		(60,542)
Home Improvement Retail
Floor & Decor Holdings, Inc., Class A	(1,350)	(88,965)	1.03
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Home Improvement Retail—(continued)
Lumber Liquidators Holdings, Inc.	(1,900)	$ (42,408)	0.45
		(131,373)
Homebuilding
LGI Homes, Inc.	(250)	(28,528)	0.33
Homefurnishing Retail
At Home Group, Inc.	(7,150)	(88,803)	0.71
Hotel & Resort REITs
CorePoint Lodging, Inc.	(950)	(5,311)	0.06
DiamondRock Hospitality Co.	(2,500)	(11,550)	0.15
Hersha Hospitality Trust	(6,300)	(29,988)	0.37
Park Hotels & Resorts, Inc.	(5,450)	(45,071)	0.57
Pebblebrook Hotel Trust	(2,900)	(30,740)	0.35
RLJ Lodging Trust	(600)	(4,806)	0.06
Ryman Hospitality Properties, Inc.	(1,150)	(36,823)	0.43
Summit Hotel Properties, Inc.	(6,450)	(33,411)	0.41
Xenia Hotels & Resorts, Inc.	(500)	(3,980)	0.05
		(201,680)
Human Resource & Employment Services
Insperity, Inc.	(250)	(16,715)	0.19
Hypermarkets & Super Centers
PriceSmart, Inc.	(250)	(16,343)	0.19
Industrial Machinery
ExOne Co. (The)	(1,800)	(15,768)	0.18
Ingersoll Rand, Inc.	(700)	(22,113)	0.26
LiqTech International, Inc.	(2,750)	(18,590)	0.21
NN, Inc.	(6,100)	(32,086)	0.37
Proto Labs, Inc.	(250)	(30,030)	0.36
Welbilt, Inc.	(3,000)	(18,240)	0.23
		(136,827)
Insurance Brokers
Goosehead Insurance, Inc., Class A	(450)	(46,499)	0.42
Integrated Oil & Gas
Exxon Mobil Corp.	(500)	(21,040)	0.25
Interactive Media & Services
Eventbrite, Inc.	(2,350)	(20,022)	0.23
Zillow Group, Inc., Class C	(1,100)	(75,229)	0.85
		(95,251)
Internet & Direct Marketing Retail
Duluth Holdings, Inc., Class B	(4,650)	(34,363)	0.41
Expedia Group, Inc.	(150)	(12,152)	0.15
Liquidity Services, Inc.	(3,500)	(18,025)	0.21
	Shares	Value	Percentage of Reference Entities
Internet & Direct Marketing Retail—(continued)
Wayfair, Inc., Class A	(250)	$ (66,522)	0.65
		(131,062)
Internet Services & Infrastructure
MongoDB, Inc.	(100)	(22,908)	0.25
Switch, Inc., Class A	(1,750)	(31,482)	0.36
Twilio, Inc. Class A	(250)	(69,355)	0.75
		(123,745)
Investment Banking & Brokerage
Greenhill & Co., Inc.	(2,950)	(35,341)	0.37
Interactive Brokers Group, Inc., Class A	(950)	(47,120)	0.56
		(82,461)
IT Consulting & Other Services
LiveRamp Holdings, Inc.	(250)	(11,393)	0.13
Leisure Facilities
Vail Resorts, Inc.	(50)	(9,602)	0.11
Leisure Products
Brunswick Corp.	(600)	(40,188)	0.47
Hasbro, Inc.	(150)	(10,914)	0.14
		(51,102)
Life & Health Insurance
Trupanion, Inc.	(1,100)	(55,627)	0.63
Life Sciences Tools & Services
ChromaDex Corp.	(5,850)	(29,601)	0.33
Illumina, Inc.	(100)	(38,216)	0.45
		(67,817)
Marine
Genco Shipping & Trading Ltd.	(650)	(4,414)	0.04
Metal & Glass Containers
Ball Corp.	(100)	(7,363)	0.08
O-I Glass, Inc.	(1,000)	(10,440)	0.12
		(17,803)
Movies & Entertainment
Gaia, Inc.	(2,300)	(21,114)	0.24
Lions Gate Entertainment Corp., Class A	(1,250)	(9,575)	0.11
Live Nation Entertainment, Inc.	(800)	(37,448)	0.45
Reading International, Inc.	(1,050)	(4,578)	0.06
Roku, Inc.	(650)	(100,678)	1.13
Walt Disney Co. (The)	(200)	(23,388)	0.27
World Wrestling Entertainment, Inc., Class A	(1,200)	(55,932)	0.63
		(252,713)
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Multi-Utilities
Algonquin Power & Utilities Corp.	(1,250)	$ (17,238)	0.19
Dominion Energy, Inc.	(350)	(28,360)	0.32
		(45,598)
Oil & Gas Equipment & Services
Gulf Island Fabrication, Inc.	(1,050)	(3,108)	0.04
Natural Gas Services Group, Inc.	(750)	(4,785)	0.06
		(7,893)
Oil & Gas Exploration & Production
Concho Resources, Inc.	(150)	(7,881)	0.09
Diamondback Energy, Inc.	(500)	(19,930)	0.24
Hess Corp.	(500)	(24,605)	0.30
Matador Resources Co.	(2,150)	(18,662)	0.24
Ring Energy, Inc.	(8,000)	(8,800)	0.11
		(79,878)
Oil & Gas Refining & Marketing
Delek US Holdings, Inc.	(350)	(6,118)	0.07
Green Plains, Inc.	(1,500)	(19,395)	0.21
Marathon Petroleum Corp.	(400)	(15,280)	0.18
Phillips 66	(500)	(31,010)	0.37
		(71,803)
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(1,900)	(94,012)	1.07
ONEOK, Inc.	(2,100)	(58,611)	0.70
Targa Resources Corp.	(150)	(2,742)	0.03
Williams Cos., Inc. (The)	(450)	(8,608)	0.10
		(163,973)
Packaged Foods & Meats
Hormel Foods Corp.	(200)	(10,172)	0.11
Landec Corp.	(650)	(6,136)	0.07
Sanderson Farms, Inc.	(500)	(55,748)	0.65
		(72,056)
Paper Packaging
Ranpak Holdings Corp.	(800)	(6,536)	0.07
Pharmaceuticals
Aclaris Therapeutics, Inc.	(3,200)	(6,880)	0.08
Aerie Pharmaceuticals, Inc.	(2,050)	(23,698)	0.31
cbdMD, Inc.	(2,950)	(9,735)	0.09
Eli Lilly and Co.	(50)	(7,514)	0.09
Evolus, Inc.	(2,550)	(8,313)	0.10
Johnson & Johnson	(250)	(36,440)	0.43
Nektar Therapeutics	(1,750)	(38,780)	0.48
Ocular Therapeutix, Inc.	(3,700)	(29,008)	0.37
Paratek Pharmaceuticals, Inc.	(3,900)	(17,043)	0.21
Pfizer, Inc.	(400)	(15,392)	0.18
	Shares	Value	Percentage of Reference Entities
Pharmaceuticals—(continued)
Revance Therapeutics, Inc.	(1,000)	$ (23,480)	0.27
TherapeuticsMD, Inc.	(28,500)	(52,725)	0.65
Xeris Pharmaceuticals, Inc.	(3,300)	(9,438)	0.11
Zoetis, Inc.	(200)	(30,336)	0.33
		(308,782)
Property & Casualty Insurance
Erie Indemnity Co. Class A	(100)	(21,012)	0.24
Markel Corp.	(35)	(36,559)	0.38
Travelers Cos., Inc. (The)	(50)	(5,721)	0.07
United Insurance Holdings Corp.	(3,200)	(23,680)	0.28
		(86,972)
Publishing
Gannett Co., Inc.	(4,000)	(5,920)	0.06
Real Estate Services
eXp World Holdings, Inc.	(3,600)	(71,532)	0.83
Regional Banks
Allegiance Bancshares, Inc.	(3,500)	(85,365)	0.93
Banc of California, Inc.	(4,650)	(49,848)	0.54
Bank First Corp.	(350)	(21,773)	0.25
Cadence BanCorp	(2,750)	(21,477)	0.26
Cambridge Bancorp	(100)	(5,419)	0.06
Comerica, Inc.	(300)	(11,556)	0.13
Cullen/Frost Bankers, Inc.	(500)	(36,030)	0.41
Equity Bancshares, Inc., Class A	(1,750)	(24,745)	0.28
Farmers & Merchants Bancorp, Inc.	(400)	(8,596)	0.10
First Bancshares, Inc. (The)	(550)	(10,950)	0.13
First Community Bankshares, Inc.	(200)	(3,912)	0.05
First Mid Bancshares, Inc.	(250)	(6,103)	0.07
First Savings Financial Group, Inc.	(100)	(4,250)	0.04
FVCBankcorp, Inc.	(650)	(6,409)	0.08
Heritage Financial Corp.	(2,400)	(45,396)	0.57
Howard Bancorp, Inc.	(1,150)	(10,937)	0.13
Independent Bank Corp.	(150)	(9,678)	0.11
Live Oak Bancshares, Inc.	(5,700)	(96,957)	1.03
Mid Penn Bancorp, Inc.	(250)	(4,805)	0.05
Northeast Bank	(250)	(4,760)	0.04
Ohio Valley Banc Corp.	(150)	(2,955)	0.04
Origin Bancorp, Inc.	(1,500)	(35,610)	0.36
Pacific Mercantile Bancorp	(2,050)	(7,606)	0.08
Republic First Bancorp, Inc.	(6,650)	(15,494)	0.17
Spirit of Texas Bancshares, Inc.	(850)	(9,903)	0.11
TCF Financial Corp.	(200)	(5,498)	0.06
Triumph Bancorp, Inc.	(4,200)	(110,040)	1.29
Webster Financial Corp.	(1,100)	(29,997)	0.33
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Regional Banks—(continued)
WesBanco, Inc.	(700)	$ (13,881)	0.16
		(699,950)
Reinsurance
Greenlight Capital Re Ltd., Class A	(3,050)	(19,703)	0.24
Residential REITs
Preferred Apartment Communities, Inc. Class A	(4,400)	(31,812)	0.37
UMH Properties, Inc.	(1,950)	(23,985)	0.27
		(55,797)
Restaurants
Darden Restaurants, Inc.	(100)	(7,590)	0.09
Retail REITs
CBL & Associates Properties, Inc.	(22,850)	(4,177)	0.05
Macerich Co. (The)	(6,600)	(50,358)	0.62
Seritage Growth Properties Class A	(2,950)	(27,464)	0.33
Simon Property Group, Inc.	(100)	(6,235)	0.07
Washington Prime Group, Inc.	(26,250)	(19,265)	0.23
		(107,499)
Semiconductor Equipment
AXT, Inc.	(5,850)	(28,021)	0.35
Enphase Energy, Inc.	(200)	(12,072)	0.14
PDF Solutions, Inc.	(4,300)	(105,694)	0.98
		(145,787)
Semiconductors
Alpha & Omega Semiconductor Ltd.	(1,850)	(20,146)	0.22
Cree, Inc.	(1,950)	(134,394)	1.50
Everspin Technologies, Inc.	(1,800)	(15,102)	0.16
First Solar, Inc.	(1,700)	(101,235)	1.19
GSI Technology, Inc.	(800)	(4,576)	0.06
Marvell Technology Group Ltd.	(1,450)	(52,881)	0.60
ON Semiconductor Corp.	(2,950)	(60,770)	0.72
Pixelworks, Inc.	(2,100)	(6,699)	0.08
SunPower Corp.	(1,950)	(18,194)	0.22
Universal Display Corp.	(50)	(8,723)	0.09
Xilinx, Inc.	(300)	(32,205)	0.35
		(454,925)
Soft Drinks
Celsius Holdings, Inc.	(300)	(4,401)	0.05
National Beverage Corp.	(300)	(19,245)	0.23
		(23,646)
Specialized Consumer Services
Regis Corp.	(2,600)	(19,968)	0.23
	Shares	Value	Percentage of Reference Entities
Specialized REITs
CoreSite Realty Corp.	(350)	$ (45,167)	0.50
Digital Realty Trust, Inc.	(250)	(40,135)	0.41
EPR Properties	(150)	(4,295)	0.05
PotlatchDeltic Corp.	(350)	(14,983)	0.17
Uniti Group, Inc.	(900)	(8,910)	0.10
		(113,490)
Specialty Chemicals
Advanced Emissions Solutions, Inc.	(1,850)	(7,696)	0.10
Albemarle Corp.	(450)	(37,107)	0.45
Amyris, Inc.	(10,800)	(46,224)	0.52
Flotek Industries, Inc.	(6,900)	(9,522)	0.13
		(100,549)
Specialty Stores
Five Below, Inc.	(750)	(81,682)	0.93
Ulta Beauty, Inc.	(100)	(19,299)	0.23
		(100,981)
Steel
Allegheny Technologies, Inc.	(1,600)	(13,904)	0.18
Contura Energy, Inc.	(2,450)	(9,726)	0.09
Haynes International, Inc.	(350)	(6,426)	0.09
Ramaco Resources, Inc.	(1,350)	(2,997)	0.03
United States Steel Corp.	(9,550)	(63,603)	0.87
Worthington Industries, Inc.	(300)	(11,226)	0.13
		(107,882)
Systems Software
Appian Corp.	(650)	(33,065)	0.38
FireEye, Inc.	(2,250)	(33,975)	0.35
Palo Alto Networks, Inc.	(150)	(38,388)	0.43
		(105,428)
Technology Hardware, Storage & Peripherals
3D Systems Corp.	(2,150)	(14,169)	0.17
Intevac, Inc.	(900)	(5,328)	0.06
Stratasys Ltd.	(1,250)	(18,725)	0.22
		(38,222)
Thrifts & Mortgage Finance
Northwest Bancshares, Inc.	(1,000)	(9,850)	0.11
Trading Companies & Distributors
EVI Industries, Inc.	(650)	(16,432)	0.17
SiteOne Landscape Supply, Inc.	(550)	(70,416)	0.75
		(86,848)
Trucking
YRC Worldwide, Inc.	(5,250)	(14,280)	0.16
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

	Shares	Value	Percentage of Reference Entities
Water Utilities
Cadiz, Inc.	(850)	$ (9,027)	0.10
Total Equity Securities - Short		$ (8,730,505)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco All Cap Market Neutral Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$8,834,493	$—	$—	$8,834,493
Money Market Funds	736,789	—	—	736,789
Total Investments in Securities	9,571,282	—	—	9,571,282
Other Investments - Assets*
Swap Agreements	—	13,280	—	13,280
Total Investments	$9,571,282	$13,280	$—	$9,584,562

*	Unrealized appreciation.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco All Cap Market Neutral Fund